SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 11, 2021	Dec. 31, 2020	Sep. 16, 2020	Jan. 29, 2021	Aug. 31, 2020	Jul. 02, 2020	Dec. 26, 2020	Dec. 26, 2020	Jun. 27, 2020	Sep. 14, 2020
Cancelable Warrants							55,817,248		77,884,615
Exercisable warrants issued									8,618,204
Tranche 5 [Member]
Conversion price				$ 0.16
Closing incremental notes description			The Company closed on an initial $1,000,000 of the facility with a conversion price of $0.17 per Subordinate Voting Share. In connection with the initial tranche, the Company issued 3,293,413 warrants with an exercise price of $0.21 per share. On September 28, 2020, the Company closed on an additional $1,000,000 and issued 3,777,475 warrants with an exercise price of $0.17 per share.
Exercise price of warrants			$ 0.17	$ 0.19		$ 0.34
Exercisable warrants issued			10,000,000	3,355,000		3,500,000
Unsecured convertible facility			$ 1,000,000	$ 1,000,000
Securities Purchase Agreement [Member]
Conversion price	$ 0.16					$ 0.28				$ 0.20
Issuance of subordinate voting share	1,000,000					5,000,000				5,000,000
Warrants issued by the company										25,000,000
Exercise price of warrants										$ 0.20
Warrants cancelled										1,080,255
Warrants replaced with cancelled shares										16,875,001
Fees paid to lender	$ 937,127					$ 2,000,000				$ 468,564
Principle amount of warrants issued										$ 170,729,923
Warrant [Member]
Exercise price of warrants	$ 0.16
Amendment consideration description						As consideration for the amendment, the Company issued approximately 20,227,863 warrants, each exercisable at $0.34 per share. The Company also cancelled 20,227,863 warrants of the total issued warrants held by the lenders which were each exercisable at $0.60 per share. An amendment fee of $834,000 was also paid-in-kind.
Exercisable warrants issued	62,174,567
Consideration for increase in available funding			The Company issued 20,227,863 warrants with an exercise price of $0.34 and 30,000,000 warrants with an exercise price of $0.20 per share each exercisable at the greater of (a) $0.20 per share and (b) 115% multiplied by the volume-weighted average trading price of the shares for the five consecutive trading days ending on the trading day immediately prior to the applicable funding date of the second tranche. On September 30, 2020, the Company closed on the remaining $2,700,000 of the incremental notes.
Total investement price		$ 73,000,000
Minimum liquidity description	Reset the minimum liquidity threshold to $7,500,000 effective on July 1, 2021 through December 31, 2021, and $15,000,000 thereafter, and waiver of the minimum liquidity covenant if the Company is current on cash interest.
Hacienda Company, LLC [Member]
Total Outstanding balance into agreement					$ 700,000
PharmaCann Acquisition [Member]
Exercise price	$ 0.16
Incremental term loan	$ 47,100,000		$ 5,000,000
Remaining notes subjest to down roung adjustment provisions	16,800,000
Senior secured convertible notes	$ 168,100,000
Increase in senior secured term loan facility			$ 12,000,000
Retail licenses related agreement description								The Company entered into definitive agreements for the sale of one of its retail licenses outside of California for a total purchase price of $20,000,000 wherein $10,000,000 was due at signing, $8,000,000 due at or around the four-month anniversary of signing, and the remaining $2,000,000 shall be due three months following the prior payment.
Conversion price	$ 0.17
Cancelable Warrants	2,160,507
Warrants issued upon cancelled shares	41,967,832
Closing incremental notes description			On September 16, 2020, the Company closed on $3,000,000 of the incremental notes which bears interest at a rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind.